Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2014
Loans
Loans

end of	6M14	2013
Loans (CHF million)
Mortgages	82,870	81,115
Loans collateralized by securities	35,783	31,472
Consumer finance	2,598	3,025
Consumer	121,251	115,612
Real estate	24,510	24,673
Commercial and industrial loans	62,753	60,375
Financial institutions	27,334	28,473
Governments and public institutions	3,016	2,864
Corporate & institutional	117,613	116,385
Gross loans	238,864	231,997
of which held at amortized cost	218,967	212,540
of which held at fair value	19,897	19,457
Net (unearned income)/deferred expenses	(173)	(149)
Allowance for loan losses	(656)	(691)
Net loans	238,035	231,157
Gross loans by location (CHF million)
Switzerland	139,595	135,813
Foreign	99,269	96,184
Gross loans	238,864	231,997
Impaired loan portfolio (CHF million)
Non-performing loans	654	659
Non-interest-earning loans	264	255
Total non-performing and non-interest-earning loans	918	914
Restructured loans	83	6
Potential problem loans	198	274
Total other impaired loans	281	280
Gross impaired loans	1,199	1,194

Allowance for loan losses
Allowance for loan losses

	6M14			6M13
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	134	557	691	143	578	721
Net movements recognized in statements of operations	5	17	22	3	29	32
Gross write-offs	(16)	(78)	(94)	(17)	(82)	(99)
Recoveries	7	20	27	10	24	34
Net write-offs	(9)	(58)	(67)	(7)	(58)	(65)
Provisions for interest	2	8	10	2	10	12
Foreign currency translation impact and other adjustments, net	0	0	0	4	9	13
Balance at end of period	132	524	656	145	568	713
of which individually evaluated for impairment	104	378	482	115	412	527
of which collectively evaluated for impairment	28	146	174	30	156	186
Gross loans held at amortized cost (CHF million)
Balance at end of period	121,239	97,728	218,967	114,453	96,583	211,036
of which individually evaluated for impairment [1]	407	792	1,199	384	984	1,368
of which collectively evaluated for impairment	120,832	96,936	217,768	114,069	95,599	209,668
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	6M14			6M13
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	29	1,405	1,434	0	2,115	2,115
Reclassifications from loans held-for-sale [2]	0	188	188	0	106	106
Reclassifications to loans held-for-sale [3]	0	410	410	0	308	308
Sales [3]	0	64	64	0	187	187
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
6M14 (CHF million)
Mortgages	399	2,233	16,917	51,039	11,430	638	30	0	0	184	82,870
Loans collateralized by securities	1,776	716	4,552	26,213	2,197	228	5	9	0	87	35,783
Consumer finance	249	51	109	1,594	459	17	1	0	0	106	2,586
Consumer	2,424	3,000	21,578	78,846	14,086	883	36	9	0	377	121,239
Real estate	865	1,522	2,463	13,744	5,134	222	0	0	0	92	24,042
Commercial and industrial loans	403	924	1,626	21,561	22,466	3,767	223	15	3	547	51,535
Financial institutions	924	1,528	8,668	6,893	2,249	441	104	17	0	98	20,922
Governments and public institutions	47	303	131	353	115	58	222	0	0	0	1,229
Corporate & institutional	2,239	4,277	12,888	42,551	29,964	4,488	549	32	3	737	97,728
Gross loans held at amortized cost	4,663	7,277	34,466	121,397	44,050	5,371	585	41	3	1,114	218,967
Value of collateral [1]	3,689	6,175	25,621	114,675	37,310	3,827	106	32	0	631	192,066
2013 (CHF million)
Mortgages	295	2,189	16,030	49,618	12,052	732	36	0	0	163	81,115
Loans collateralized by securities	182	348	4,208	24,442	2,101	89	2	6	0	94	31,472
Consumer finance	0	14	222	2,339	335	19	0	0	0	85	3,014
Consumer	477	2,551	20,460	76,399	14,488	840	38	6	0	342	115,601
Real estate [2]	1,343	991	3,330	12,484	5,701	308	0	1	0	69	24,227
Commercial and industrial loans [2]	135	675	1,716	20,337	21,620	3,453	227	6	0	596	48,765
Financial institutions [2]	1,319	1,689	10,274	6,045	2,436	776	14	1	0	112	22,666
Governments and public institutions	37	275	141	386	146	73	223	0	0	0	1,281
Corporate & institutional	2,834	3,630	15,461	39,252	29,903	4,610	464	8	0	777	96,939
Gross loans held at amortized cost	3,311	6,181	35,921	115,651	44,391	5,450	502	14	0	1,119	212,540
Value of collateral [1]	2,540	4,842	26,486	107,470	37,699	3,066	85	0	0	514	182,702
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M14 (CHF million)
Mortgages	82,482	144	41	28	175	388	82,870
Loans collateralized by securities	35,564	118	3	10	88	219	35,783
Consumer finance	1,944	540	28	38	36	642	2,586
Consumer	119,990	802	72	76	299	1,249	121,239
Real estate	23,933	18	1	0	90	109	24,042
Commercial and industrial loans	50,580	522	64	120	249	955	51,535
Financial institutions	20,634	171	2	0	115	288	20,922
Governments and public institutions	1,227	2	0	0	0	2	1,229
Corporate & institutional	96,374	713	67	120	454	1,354	97,728
Gross loans held at amortized cost	216,364	1,515	139	196	753	2,603	218,967
2013 (CHF million)
Mortgages	80,823	103	25	24	140	292	81,115
Loans collateralized by securities	31,272	95	2	12	91	200	31,472
Consumer finance	2,650	277	38	28	21	364	3,014
Consumer	114,745	475	65	64	252	856	115,601
Real estate [1]	24,139	18	2	1	67	88	24,227
Commercial and industrial loans [1]	48,035	272	73	72	313	730	48,765
Financial institutions [1]	22,477	84	2	1	102	189	22,666
Governments and public institutions	1,276	5	0	0	0	5	1,281
Corporate & institutional	95,927	379	77	74	482	1,012	96,939
Gross loans held at amortized cost	210,672	854	142	138	734	1,868	212,540

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
6M14 (CHF million)
Mortgages	169	14	183	0	23	23	206
Loans collateralized by securities	22	68	90	0	3	3	93
Consumer finance	93	5	98	0	10	10	108
Consumer	284	87	371	0	36	36	407
Real estate	77	14	91	0	3	3	94
Commercial and industrial loans	209	131	340	83	156	239	579
Financial institutions	84	32	116	0	3	3	119
Corporate & institutional	370	177	547	83	162	245	792
Gross impaired loans	654	264	918	83	198	281	1,199
2013 (CHF million)
Mortgages	144	7	151	0	21	21	172
Loans collateralized by securities	20	71	91	0	5	5	96
Consumer finance	81	5	86	0	0	0	86
Consumer	245	83	328	0	26	26	354
Real estate	52	13	65	0	5	5	70
Commercial and industrial loans	291	126	417	6	215	221	638
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	414	172	586	6	248	254	840
Gross impaired loans	659	255	914	6	274	280	1,194

Gross impaired loan detail
Gross impaired loan detail

	6M14			2013
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	161	151	18	162	153	16
Loans collateralized by securities	67	63	51	67	63	54
Consumer finance	68	67	35	68	67	34
Consumer	296	281	104	297	283	104
Real estate	92	87	10	68	63	13
Commercial and industrial loans	547	500	298	629	584	312
Financial institutions	119	114	70	131	127	82
Corporate & institutional	758	701	378	828	774	407
Gross impaired loans with a specific allowance	1,054	982	482	1,125	1,057	511
Mortgages	45	45	–	10	10	–
Loans collateralized by securities	26	26	–	29	29	–
Consumer finance	40	40	–	18	18	–
Consumer	111	111	–	57	57	–
Real estate	2	2	–	2	2	–
Commercial and industrial loans	32	32	–	9	9	–
Financial institutions	0	0	–	1	1	–
Corporate & institutional	34	34	–	12	12	–
Gross impaired loans without specific allowance	145	145	–	69	69	–
Gross impaired loans	1,199	1,127	482	1,194	1,126	511
of which consumer	407	392	104	354	340	104
of which corporate & institutional	792	735	378	840	786	407

Gross impaired loan detail (continued)

	6M14			6M13
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	155	1	1	149	1	1
Loans collateralized by securities	65	0	0	71	1	0
Consumer finance	67	0	0	99	0	0
Consumer	287	1	1	319	2	1
Real estate	79	0	0	63	0	0
Commercial and industrial loans	616	0	0	700	3	3
Financial institutions	124	0	0	145	0	0
Corporate & institutional	819	0	0	908	3	3
Gross impaired loans with a specific allowance	1,106	1	1	1,227	5	4
Mortgages	18	0	0	26	0	0
Loans collateralized by securities	34	0	0	27	0	0
Consumer finance	20	0	0	29	0	0
Consumer	72	0	0	82	0	0
Real estate	13	0	0	7	0	0
Commercial and industrial loans	10	0	0	103	0	0
Financial institutions	0	0	0	3	0	0
Corporate & institutional	23	0	0	113	0	0
Gross impaired loans without specific allowance	95	0	0	195	0	0
Gross impaired loans	1,201	1	1	1,422	5	4
of which consumer	359	1	1	401	2	1
of which corporate & institutional	842	0	0	1,021	3	3